LEASE (Other operating leases) (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
Operating lease cost	¥ 31,131	$ 4,885
Short term lease cost	399	63
Total	¥ 31,530	$ 4,948